PROPERTY (Schedule of Other Items Related to Property) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,289	$ 2,291	$ 2,016
Manufacturing maintenance and repair costs	1,949	1,473	1,622
Capitalized interest	$ 72	$ 61	$ 97